SHAREHOLDERS' EQUITY (Details) (USD $)	3 Months Ended		6 Months Ended		3 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014 RSU	Mar. 31, 2013 RSU
Shareholders' equity
Contribution by the company to employee benefit trust					$ 7,500,000	$ 19,000,000
Common shares outstanding at end of the period	208,524,366		208,524,366
Employee stock options (in shares)	12,150,710		12,150,710
RSU plan (in shares)	293,551		293,551
Common shares held in depositary relating to convertible debentures acquired from Osisko (in shares)	871,680		871,680
Maximum number of common shares (in shares)	221,840,307		221,840,307
Net income (loss) per share
Net income (loss) for the period	$ 37,676,000	$ (24,380,000)	$ 146,528,000	$ (521,000)
Weighted average number of common shares outstanding - basic (in shares)	185,718,000	172,572,000	179,845,000	172,426,000
Add: Dilutive impact of shares related to RSU plan (in shares)	346,000		329,000
Add: Dilutive impact of common shares held in depositary relating to convertible debentures acquired from Osisko	143,000		72,000
Weighted average number of common shares outstanding - diluted (in shares)	186,207,000	172,572,000	180,246,000	172,426,000
Net income (loss) per share - basic (in dollars per share)	$ 0.20	$ (0.14)	$ 0.81	$ 0.00
Net income (loss) per share - diluted (in dollars per share)	$ 0.20	$ (0.14)	$ 0.81	$ 0.00